Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of components of income tax expense and benefits

	2024	2023
	$	$
Current income tax
Expense for the year	—	127
Current income tax expense	—	127

Deferred income tax
Origination and reversal of temporary differences	(25,920)	(52,653)
Change in unrecognized deductible temporary differences	25,658	26,844
Other	910	3,165
Deferred income tax expense (recovery)	648	(22,644)
Income tax expense (recovery)	648	(22,517)

Schedule of reconciliation of income

	2024	2023
	$	$
Loss before income taxes	(85,695)	(204,390)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(22,709)	(54,163)
Increase in income taxes resulting from:
Non-deductible expenses, net	850	1,563
Non-deductible portion of capital losses, net	(3,659)	(1,120)
Share of loss of associates	140	81
Change in unrecognized deferred tax assets	25,658	26,844
Differences in foreign statutory tax rates	(542)	2,164
Other	910	2,114
	648	(22,517)

Schedule of deferred tax assets and liabilities

	2024	2023
	$	$
Deferred tax assets:
Non-capital losses	32,099	—
Investments	648	—
Deferred tax assets	32,747	—

Deferred tax liabilities:
Mining interests and property, plant and equipment	(28,399)	—
Exploration and evaluation	(2,900)	—
Other	(1,448)	—
Deferred tax liability	(32,747)	—
Deferred tax liability, net	—	—

Schedule of movement for deferred tax assets and deferred tax liabilities

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2023	(loss)	income	adjustment	2024
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	—	32,099	—	—	32,099
Investments	—	—	648	—	648

Deferred tax liabilities:
Mining interests and property, plant and equipment	—	(28,399)	—	—	(28,399)
Exploration and evaluation	—	(2,900)	—	—	(2,900)
Other	—	(1,448)	—	—	(1,448)
	—	(648)	648	—	—

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2022	(loss)	income	adjustment	2023
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	929	(933)	—	4	—
Deferred and restricted share units	29	(29)	—	—	—
Other	8,209	(8,248)	—	39	—

Deferred tax liabilities:
Investments	—	(1,010)	1,010	—	—
Stream interests	(28,823)	28,929	—	(106)	—
Property, plant and equipment	(3,873)	3,890	—	(17)	—
Other	(45)	45	—	—	—
	(23,574)	22,644	1,010	(80)	—

Schedule of unrecognized deferred tax assets

	2024	2023
	$	$
Non-capital losses carried forward	109,996	146,800
Unrealized losses on investments	2,232	1,505
Inventories	6,437	—
Mining interests and property, plant and equipment	29,538	—
Mineral stream interest – Mexico	11,051	8,001
Environmental rehabilitation provision	16,332	—
Other	11,231	668
	186,817	156,974